EQUITY - Schedule Of Non-Controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Non-controlling interests	$ 51,628	$ 43,235
Common equity
Disclosure of classes of share capital [line items]
Non-controlling interests	47,281	39,974
Preferred equity
Disclosure of classes of share capital [line items]
Non-controlling interests	$ 4,347	$ 3,261